CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balances at Jan. 01, 2009	$ 2	$ 8	$ 479,084	$ (269,721)	$ 42,823	$ 252,196
Balances (in Shares) at Jan. 01, 2009	2,346	8,250
Stock-based compensation expense – restricted stock to employees and directors, net of cancellations			1,913			1,913
Stock-based compensation expense – restricted stock to employees and directors, net of cancellations (in Shares)		(40)
Preferred stock dividends				(3,202)		(3,202)
Net income (loss)				(308,153)	(552)	(308,705)
Balances at Dec. 31, 2009	2	8	480,997	(581,076)	42,271	(57,798)
Balances (in Shares) at Dec. 31, 2009	2,346	8,210
Deconsolidation of Front Range				(1,763)	(42,271)	(44,034)
Consolidation of New PE Holdco					99,381	99,381
Stock-based compensation expense – restricted stock to employees and directors, net of cancellations		1	2,470			2,471
Stock-based compensation expense – restricted stock to employees and directors, net of cancellations (in Shares)		560
Conversion of preferred stock to common stock	(1)	1
Conversion of preferred stock to common stock (in Shares)	(890)	707
Shares issued in debt extinguishments		3	21,156			21,159
Shares issued in debt extinguishments (in Shares)		3,441
Preferred stock dividends				(2,847)		(2,847)
Net income (loss)				73,892	(4,409)	69,483
Balances at Dec. 31, 2010	$ 1	$ 13	$ 504,623	$ (511,794)	$ 94,972	$ 87,815
Balances (in Shares) at Dec. 31, 2010	1,456	12,918